Exploration Expense - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Appalachian Basin	Dec. 31, 2011 Butler County
Projects With Exploratory Well Costs Capitalized [Line Items]
Exploration Expense	$ 2,044,000	$ 1,092,000
Capitalized exploratory well costs			$ 800,000	$ 300,000